Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 16:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial income, net:

	Year ended December 31,
	2009	2010	2011

Financial income:
Interest on marketable securities and bank deposits	$1,998	$1,713	$2,643

Foreign currency translation differences and derivatives	209	424	2,563

	2,207	2,137	5,206
Financial expenses:
Bank charges and interest on loan	(327)	(495)	(3,448)
Foreign currency translation differences	(297)	(103)	(3,434)
Amortization of premium on marketable securities	(87)	(284)	(348)

	(711)	(882)	(7,230)

	$1,496	$1,255	$(2,024)

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2009	2010	2011
Numerator:
Numerator for basic and diluted net earnings per share - income (loss) available to shareholders of Ordinary shares	$3,655	$14,062	$(53,654)

Denominator:
Denominator for basic net earnings per share - weighted average number of shares	34,369,212	34,854,657	35,975,434

Effect of dilutive securities:
Employee stock options and RSU	1,427,666	1,710,173	-

Denominator for diluted net earnings per share - adjusted weighted average number of shares	35,796,878	36,564,830	35,975,434